LEASES - Lease Costs Included in Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Cost
Operating lease cost	$ 1,351	$ 1,755	$ 4,844
Sublease income	(36)	(109)	(1,343)
Total lease cost	$ 1,315	$ 1,646	$ 3,501